Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

a)	Basis of Presentation and Principles of Consolidation

The accompanying unaudited consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting. Certain information and note disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations or if they substantially duplicate the disclosures contained in the Company’s annual audited consolidated financial statements. Therefore, these unaudited interim consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and related notes as of and for the year ended December 31, 2020. In the opinion of management, the unaudited consolidated financial statements reflect all adjustments, which are normal and recurring in nature, necessary for fair financial statement presentation. All intercompany transactions and balances have been eliminated in consolidation. Results of operations for the three months ended March 31, 2021 and 2020 are not necessarily indicative of the results to be expected for the full annual periods.

b)	Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates, and such differences could be material to the Company’s consolidated financial position and results of operations, requiring adjustment to these balances in future periods. Significant items subject to such estimates and assumptions include, but are not limited to, the determination of the useful lives of long-lived assets, allowances for doubtful accounts, fair value of goodwill and long-lived assets, fair value of incentive awards, establishing standalone selling price, valuation of deferred tax assets, income tax uncertainties and other contingencies, including the Company’s ability to exercise its right to repurchase incentive options from terminated employees.

c)	Segment Information

The Company has determined that its Chief Executive Officer is its chief operating decision maker. The Company’s Chief Executive Officer reviews financial information presented on a consolidated basis for purposes of assessing performance and making decisions on how to allocate resources. Accordingly, the Company has determined that it operates in a single reportable segment.

d)	Foreign Currency Translation

The financial position and results of the Company’s international subsidiaries are measured using the local currency as the functional currency. Revenues and expenses have been translated into U.S. dollars at average exchange rates prevailing during the periods. Assets and liabilities have been translated at the rates of exchange on the balance sheet date. The resulting translation gain and loss adjustments are recorded directly as a separate component of stockholders’ equity (accumulated other comprehensive loss), unless there is a sale or complete liquidation of the underlying foreign investments, or the adjustment is inconsequential.

e)	Fair Value of Financial Instruments

The carrying amounts of the Company’s financial instruments, which include cash, cash equivalents and accounts receivable approximate their fair values due to their short maturities. Based on borrowing rates currently available to the Company for loans with similar terms, the carrying value of debt and finance lease obligations approximates fair value. The Company’s Value Creation Incentive Plan (“VCIP”) and the Option-based Incentive Plan (“OBIP”) accrued liability for awards deemed probable of repurchase is measured at fair value on a recurring basis and is classified as Level 3 within the fair value hierarchy. The Company’s asset acquisition contingent consideration liability is classified as Level 3 within the fair value hierarchy for which fair value is measured on the acquisition date using Monte Carlo simulation based on various inputs, including projected revenue during the earn-out period, revenue volatility, and discount rate.

f)	Liquidity and Capital Resources

LiveVox’s consolidated financial statements have been prepared assuming the Company will continue as a going concern for twelve (12) months from the date of issuance of the consolidated financial statements, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The Company’s main sources of liquidity were cash generated by operating cash flows and debt. For the three months ended March 31, 2021 and 2020, the Company’s cash flow from operations was $(5.1) million and $0.4 million, respectively. The change in cash during the three months ended March 31, 2021 and 2020 was $(5.3) million and $4.3 million, respectively. The Company had $0.1 million in restricted cash as of March 31, 2021 related to the holdback amount for one acquisition the Company made in 2019, and $1.5 million as of December 31, 2020 related to the holdback amount for the two acquisitions the Company made in 2019, included in the change in cash. The Company’s primary use of cash is for operation and administrative activities including employee related expenses, and general, operating and overhead expenses. Future capital requirements will depend on many factors, including the Company’s customer growth rate, customer retention, timing and extent of development efforts, the expansion of sales and marketing activities, the introduction of new and enhanced services offerings, the continuing market acceptance of the Company’s services, effective integration of acquisition activities, and maintaining the Company’s bank credit facility. On March 17, 2020, as a precautionary measure to ensure financial flexibility and maintain liquidity in response to the COVID-19 pandemic, LiveVox drew down approximately $4.7 million under the revolving portion of the Amended Credit Facility (as defined below). Additionally, the duration and extent of the impact from the COVID-19 pandemic continues to depend on future developments that cannot be accurately predicted at this time, such as the ongoing severity and transmission rate of the virus, the extent and effectiveness of vaccine programs and other containment actions, the duration of social distancing, office closure and other restrictions on businesses and society at large, and the specific impact of these and other factors on LiveVox’s business, employees, customers and partners. While the COVID- 19 pandemic has caused operational difficulties, and may continue to create unprecedented challenges, it has not thus far had a substantial net impact on the Company’s liquidity position. While the Company believes additional financing is available from its parent company, Golden Gate Capital, and will continue to be available to support current levels of operations, the Company believes it has sufficient financial resources for at least the next 12 months from the date of this report.

g)	Debt Discount and Issuance Costs

The Company’s debt issuance costs and debt discount are recorded as a direct reduction of the carrying amount of the debt liability and are amortized to interest expense over the contractual term of the term loan.

h)	Cash, Cash Equivalents and Restricted Cash

Cash and cash equivalents are stated at fair value. The Company considers all highly liquid investments with an original maturity of 90 days or less to be cash equivalents. The Company limits its credit risk associated with the cash and cash equivalents by placing investments with banks it believes are highly credit worthy. The Company has exposure to credit risk to the extent cash balances exceed amounts covered by Federal deposit insurance. At March 31, 2021 and December 31, 2020, the Company had no cash equivalents. Cash consists of bank deposits. Restricted cash consists entirely of amounts held back from stockholders of the Company’s acquired businesses for indemnifications of outstanding liabilities. Such amounts are retained temporarily for a period of 19.5 months and then remitted to the applicable stockholders; net of fees paid for indemnification liabilities. Since restricted cash amounts represent funds held for others, there is also a corresponding liability account. As of March 31, 2021, the Company has identified $0.1 million as restricted cash as management’s intention is to use this cash for the specific purpose of fulfilling the obligations associated with the holdback amount from recent acquisitions. As of December 31, 2020, the Company had $1.5 million in restricted cash.

i)	Accounts Receivable

Trade accounts receivable are stated net of any write-offs and the allowance for doubtful accounts, at the amount the Company expects to collect. The Company performs ongoing credit evaluations of its customers and generally does not require collateral unless a customer has previously defaulted. The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. Management considers the following factors when determining the collectability of specific customer accounts: aging of the account receivable, customer creditworthiness, past transaction history with the customer, current economic and industry trends, and changes in customer payment trends. If the financial condition of the Company’s customers were to deteriorate, adversely affecting their ability to make payments, additional allowances would be required. At March 31, 2021 and December 31, 2020, the allowance for doubtful accounts was $1.3 million for both periods. Accounts receivable are charged off against the allowance for doubtful accounts after all means of collection have been exhausted and the potential for recovery is considered remote. Recoveries of accounts receivable previously written off are recorded as income when received. There were no accounts receivable recoveries during the three months ended March 31, 2021 and 2020. Bad debt expense recorded for the three months ended March 31, 2021 and 2020 was $0 and $0.6 million, respectively. There was no accounts written off for the three months ended March 31, 2021. Accounts written off for the three months ended March 31, 2020 was $0.

j)	Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Expenditures for major renewals and betterments that extend the useful lives of property and equipment are capitalized. Expenditures for maintenance and repairs, including planned major maintenance activities, are charged to expense as incurred. When assets are retired or disposed, the asset’s original cost and related accumulated depreciation are eliminated from the accounts and any gain or loss is reflected in the consolidated statements of operations and comprehensive loss. Amortization expense on capitalized software is included in depreciation expense. Depreciation of leasehold improvements is recorded over the shorter of the estimated useful life of the leasehold improvement or lease terms that are reasonably assured.

Depreciation of property and equipment is provided using the straight-line method based on the following estimated useful lives:

Years
Computer equipment	3 - 5
Computer software	3
Furniture and fixtures	5 - 10
Leasehold improvements	5
Website development	2

k)	Identified Intangible Assets

On March 21, 2014, LiveVox, Inc. and subsidiaries were acquired by LiveVox Holdings, Inc. On October 16, 2019, the Company acquired the rights to certain assets of Teckst Inc. On December 16, 2019, the Company acquired the rights to Speech IQ, LLC. On February 5, 2021, the Company completed its asset acquisition of BusinessPhone. The acquisitions resulted in identified marketing-based, technology-based, customer-based, trademark-based and workforce-based intangible assets. The fair value of the identified assets was determined as of the date of the acquisition by management with the assistance of an independent valuation firm. The identified intangible assets are being amortized using the straight-line method based on the following estimated useful lives:

Years
Marketing-based	7
Technology-based	4 - 10
Customer-based	7 - 16
Trademark-based	4
Workforce-based	10

l)	Goodwill

Goodwill represents the excess of the purchase price of acquired business over the fair value of the underlying net tangible and intangible assets. Through the year ended December 31, 2019, the Company performed its annual impairment review of goodwill at December 31, and when a triggering event occurs between annual impairment tests. In anticipation of the reporting requirements in connection with being a public company, the Company changed the date of its annual goodwill impairment test to October 1, effective for the year 2020.

During the three months ended March 31, 2021 and 2020, no triggering events have occurred that would require an impairment review of goodwill outside of the required annual impairment review. Refer to Note 6 for more information.

In testing for goodwill impairment, the Company first assesses qualitative factors. If based on the qualitative assessment, it is determined that it is more likely than not that the fair value of the Company’s single reporting unit is less than its carrying amount, including goodwill, the Company will perform the quantitative impairment test in accordance with Accounting Standards Codification (“ASC”) 350-20-35, as amended by Accounting Standards Update (“ASU”) 2017-04, to determine if the fair value of the reporting unit exceeds its carrying amount. If the fair value is determined to be less than the carrying value, an impairment charge is recorded for the amount by which the reporting unit’s carrying amount exceeds its fair value, limited to the total amount of goodwill allocated to that reporting unit. No impairment charges were recorded during the three months ended March 31, 2021 and 2020.

m)	Impairment of Long-Lived Assets

Long-lived assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the related carrying amount may not be recoverable. When required, impairment losses on assets to be held and used are recognized based on the fair value of the asset and long-lived assets to be disposed of are reported at the lower of the carrying amount or fair value. No impairment loss was recognized during the three months ended March 31, 2021 and 2020.

n)	Amounts Due to Related Parties

In the ordinary course of business, the Company has and expects to continue to have transactions, including borrowings, with its stockholders and affiliates. Refer to Note 11 for more information.

o)	Concentration of Risk

Customer Concentration

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and accounts receivable. Risks associated with cash are mitigated using what the Company considers creditworthy institutions. The Company performs ongoing credit evaluations of its customers’ financial condition. Substantially all of the Company’s assets are in the United States. The Company’s customers are primarily in the receivables management, tele-sales and customer care industries.

During three months ended March 31, 2021, substantially all the Company’s revenue was generated in the United States. For the three months ended March 31, 2021 and 2020, the Company did not have any customers that individually represented 10% or more of the Company’s total revenue or whose accounts receivable balance at March 31, 2021 and December 31, 2020 individually represented 10% or more of the Company’s total accounts receivable.

Supplier Concentration

The Company relies on third parties for telecommunication, bandwidth, and co-location services that are included in cost of revenue.

As of March 31, 2021, three vendors accounted for approximately 47% of the Company’s total accounts payable. No other single vendor exceeded 10% of the Company’s accounts payable at March 31, 2021. At December 31, 2020, two vendors accounted for approximately 55% of the Company’s accounts payable. No other single vendor exceeded 10% of the Company’s accounts payable at December 31, 2020. The Company believes there could be a material impact on future operating results should a relationship with an existing supplier cease.

p)	Revenue Recognition

The Company recognizes revenue in accordance with U.S. GAAP, pursuant to the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) 606, Revenue from Contracts with Customers.

The Company derives substantially all of its revenues by providing cloud-based contact center voice products under a usage-based model, with prices calculated on a per-call or, per-seat, more typically, a per-minute basis and contracted minimum usage in accordance with the terms of the underlying agreements. Other immaterial ancillary revenues are derived from call recording, local caller identification packages, performance/speech analytics, text messaging services and professional services billed monthly on primarily usage-based fees and to a lesser extent, fixed fees. Revenues are recognized when control of these services is transferred to our customers, in an amount that reflects the consideration we expect to be entitled to in exchange for those services excluding amounts collected on behalf of third parties such as sales taxes, which are collected on behalf of and remitted to governmental authorities based on local tax law.

We determine revenue recognition through the following steps:

a.	Identification of the contract, or contracts, with a customer;

b.	Identification of the performance obligations in the contract;

c.	Determination of the transaction price;

d.	Allocation of the transaction price to the performance obligations in the contract; and

e.	Recognition of revenue when, or as, the performance obligations are satisfied.

We enter into contracts that can include various combinations of services, each of which are distinct and accounted for as separate performance obligations. Our cloud-based contact center solutions typically include a promise to provide continuous access to our hosted technology platform solutions through one of our data centers. Arrangements with customers do not provide the customer with the right to take possession of the Company’s software platform at any time. Our performance obligations are satisfied over time as the customer simultaneously receives and consumes the benefits as we perform our services. Our contracts typically range from annual to three-year agreements with payment terms of net 10-60 days. As the services provided by the Company are generally billed monthly there is not a significant financing component in the Company’s arrangements.

The Company’s arrangements typically include monthly minimum usage commitments and specify the rate at which the customer must pay for actual usage above the monthly minimum. Additional usage in excess of contractual minimum commitments are deemed to be specific to the month that the usage occurs, since the minimum usage commitments reset at the beginning of each month. We have determined these arrangements meet the variable consideration allocation exception and therefore, we recognize contractual monthly commitments and any overages as revenue in the month they are earned.

The Company has service-level agreements with customers warranting defined levels of uptime reliability and performance. Customers may receive credits or refunds if the Company fails to meet such levels. If the services do not meet certain criteria, fees are subject to adjustment or refund representing a form of variable consideration. The Company records reductions to revenue for these estimated customer credits at the time the related revenue is recognized. These customer credits are estimated based on current and historical customer trends, and communications with its customers. Such customer credits have not been significant to date.

For contracts with multiple performance obligations, we allocate the contract price to each performance obligation based on its relative standalone selling price (“SSP”). We generally determine SSP based on the prices charged to customers. In instances where SSP is not directly observable, such as when we do not sell the service separately, we determine the SSP using information that generally includes market conditions or other observable inputs.

Professional services for configuration, system integration, optimization or education are billed on a fixed-price or on a time and material basis and are performed by the Company directly or, alternatively, customers may also choose to perform these services themselves or engage their own third-party service providers. Professional services revenue, which represents less than 1% of revenue, is recognized over time as the services are rendered.

Deferred revenues represent billings or payments received in advance of revenue recognition and are recognized upon transfer of control. Balances consist primarily of annual or multi-year minimum usage agreements not yet provided as of the balance sheet date. Deferred revenues that will be recognized during the succeeding twelve-month period are recorded as deferred revenues, current in the consolidated balance sheets, with the remainder recorded as deferred revenue, net of current in the Company’s consolidated balance sheets.

q)	Costs to Obtain Customer Contracts (Deferred Sales Commissions)

Sales commissions are paid for initial contracts and expansions of existing customer contracts. Sales commissions and related expenses are considered incremental and recoverable costs of acquiring customer contracts. These costs are capitalized and amortized on a straight-line basis over the anticipated period of benefit, which the Company has estimated to be five years. The Company determined the period of benefit by taking into consideration the length of the Company’s customer contracts, the customer attrition rate, the life of the technology provided and other factors. Amortization expense is recorded in sales and marketing expense within the Company’s consolidated statements of operations and comprehensive loss. Amortization expense for the three months ended March 31, 2021 and 2020 was approximately $0.4 million and $0.3 million, respectively. No impairment loss was recognized during the three months ended March 31, 2021 and 2020.

r)	Advertising

The Company expenses non-direct response advertising costs as they are incurred. There were no advertising costs capitalized during the three months ended March 31, 2021 and 2020. Advertising expense for the three months ended March 31, 2021 and 2020 was approximately $0.1 million for both periods. Advertising expense is included under sales and marketing expenses in the accompanying consolidated statements of operations and comprehensive loss.

s)	Research and Development Costs

Research and development costs, not related to the development of internal use software, are charged to operations as incurred. Research and development expenses primarily include payroll and employee benefit, consulting services, travel related, and software and support costs.

t)	Software Development Costs

The Company capitalizes costs of materials, consultants, payroll, and payroll-related costs of employees incurred in developing internal-use software after certain capitalization criteria are met and includes these costs in computer software. Refer to Note 5 for additional information. Software development costs are expensed as incurred until preliminary development efforts are successfully completed, management has authorized and committed project funding, and it is probable that the project will be completed and the software will be used as intended. To date, all software development costs have been charged to research and development expense in the accompanying consolidated statements of operations and comprehensive loss. There were no capitalized software development costs related to internal-use software during the three months ended March 31, 2021 and 2020.

u)	Income Taxes

Deferred Taxes

The Company accounts for income taxes using the asset and liability approach. Deferred tax assets and liabilities are recognized for the future tax consequences arising from the temporary differences between the tax basis of an asset or liability and its reported amount in the consolidated financial statements, as well as from net operating loss and tax credit carryforwards. Deferred tax amounts are determined by using the tax rates expected to be in effect when the taxes will be paid or refunds received, as provided for under currently enacted tax law. A valuation allowance is provided for deferred tax assets that, based on available evidence, is not expected to be realized. The Company recognized the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

Uncertain Tax Positions

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. The Company does not believe its consolidated financial statements include any uncertain tax positions. It is the Company’s policy to recognize interest and penalties accrued on any unrecognized tax benefit as a component of income tax expense.

Enactment of the Tax Cuts and Jobs Act in 2017 subjects a U.S. shareholder to current tax on global intangible low-taxed income (“GILTI”) earned by certain foreign subsidiaries. Under U.S. GAAP, an entity can make an accounting policy election to either recognize deferred taxes for temporary differences expected to reverse as GILTI in future years or provide for the tax expense related to GILTI resulting from those items in the year of the GILTI inclusion (i.e., as a period expense). The Company has elected to recognize the tax on GILTI as a period expense in the period of inclusion. As such, no deferred taxes are recorded on the Company’s temporary differences that might reverse as GILTI in future years.

v)	Employee and Non-Employee Incentive Plans

During 2014, the Company established two bonus incentive plans, the Value Creation Incentive Plan (which we refer to as the “VCIP”) and the Option-based Incentive Plan (which we refer to as the “OBIP”), pursuant to which eligible participants will receive a predetermined bonus based on the Company’s equity value at the time of a liquidity event, if the stockholder return associated with the liquidity event exceeds certain thresholds (as defined in the VCIP and OBIP). All of the Company’s executive officers and certain other key employees are eligible to participate in the VCIP and certain other employees are eligible to participate in the OBIP. Awards under the VCIP and OBIP are subject to both time-based and performance-based vesting conditions. Awards under the VCIP and OBIP generally time vest over 5 years and performance vest upon certain liquidity event conditions, subject to continued service through the vesting dates. Under the VCIP, the value at payoff is further adjusted based on the stockholder returns resulting from the liquidity event while the OBIP has a minimum stockholder return. For a portion of each award, the liquidity event condition can be met post termination of service, as long as the time-based vesting period has been completed. The awards under the VCIP and OBIP may be settled in cash or shares, depending on the nature of the underlying liquidity event. As of March 31, 2021, the total value of the incentive plans was $57.6 million, of which $38.8 million had met the time-based vesting condition. As of December 31, 2020, the total value of the incentive plans was $21.2 million, of which $13.7 million had met the time-based vesting condition. The VCIP is structured as a percentage of shareholder returns following a liquidity event for which 15% is allocated for distribution and we have granted 9.3% as of March 31, 2021, of which 6.0% have met the time-based vesting condition. As of December 31, 2020, we have granted 9.3%, of which 5.7% have met the time-based vesting condition. The OBIP has 2.0 million potential award units and we have granted 1.8 million award units as of March 31, 2021, of which 1.5 million have met the time-based vesting condition. As of December 31, 2020, we have granted 1.8 million award units of which 1.5 million have met the time-based vesting condition. For accounting purposes, the vested awards based on time-based conditions are not reflected as issued or outstanding in the accompanying consolidated statements of stockholders’ equity until the liquidity event is met. The Company also has an option to repurchase both awards at an amount deemed to be fair value for which the time-based vesting period has been completed, contingent on the employee’s termination of service. Because vesting and payment under the VCIP and OBIP is contingent upon a liquidity event, the Company will not record compensation expense until a liquidity event occurs or unless they are repurchased, in which case the Company has recorded compensation expense equal to the repurchase amount. The liability accrued for the two plans was $0.8 million as of March 31, 2021 and $0.3 million as of December 31, 2020 for the awards deemed probable of repurchase. The Company remeasures the awards’ fair value at each reporting period. These awards are reflected as Level 3 in the fair value table.

The fair value used by the Company has historically been determined by the LiveVox board of directors with assistance of management. The LiveVox board of directors has determined the fair value at each reporting period by considering a number of objective and subjective factors including important developments in the Company’s operations, valuations performed by an independent third party, actual results and financial performance, the conditions in the CCaaS industry and the economy in general, volatility of comparable public companies, among other factors.

During 2019, the LiveVox board of directors approved a one-time management liquidity program, in which certain executives with time-based vested VCIP awards were liquidated and paid out in cash. The Company has recorded this event as compensation expense within cost of revenue and operating expenses within the consolidated financial statements for the year ended December 31, 2019 in the amount of $8.7 million, of which $4.3 million is recorded in accrued bonuses and was paid out in fiscal 2020.

On October 31, 2020, the Company amended the VCIP and OBIP to expand the definition of a liquidity event to include a transaction where the Company merges with a special purpose acquisition company (which we refer to as a “SPAC”). In the event the Company merges with a SPAC, the vested VCIPs and OBIPs can be settled in cash, shares of the SPAC or a combination of both, at the sole discretion of the Company.

During the first quarter of 2020, the Company repurchased in cash $0.2 million of time-based vested OBIPs and VCIPs from terminated employees at an amount deemed to be fair value. These transactions were recorded within the Company’s consolidated financial statements within cost of revenue and operating expenses as compensation expense for the three months ended March 31, 2020. There were no compensation expenses related to repurchases in the three months ended March 31, 2021.

During 2019, LiveVox TopCo established a Management Incentive Unit program whereby the LiveVox board of directors has the power and discretion to approve the issuance of Class B Units that represent management incentive units (which we call “Management Incentive Units” or “MIU” or the “Units”) to any manager, director, employee, officer or consultant of the Company or its Subsidiaries. Vesting begins on the date of issuance, and the Management Incentive Units vest ratably over five years with 20% of the Management Incentive Units vesting on the first anniversary of a specified vesting commencement date, and then quarterly thereafter, subject to the grantee’s continued employment with the Company on the applicable vesting date. Vesting of the Management Incentive Units will accelerate upon consummation of a “sale of the company”, which is defined by the LiveVox TopCo limited liability company agreement as (i) the sale or transfer of all or substantially all of the assets of LiveVox TopCo on a consolidated basis or (ii) any direct or indirect sale or transfer of a majority of interests in LiveVox TopCo and its subsidiaries on a consolidated basis, as a result of any party other than certain affiliates of Golden Gate Capital obtaining voting power to elect the majority of LiveVox TopCo’s governing body. Since the aforementioned SPAC does not meet the limited liability company agreement’s definition of a sale, it would not cause acceleration in vesting of the unvested Units and the Units will continue to vest based on the service condition.

If a Management Incentive Unit holder terminates employment, any vested Management Incentive Units as of the termination date will be subject to a repurchase option held by LiveVox TopCo or funds affiliated with Golden Gate Capital. The option to repurchase can be exercised for one year beginning on the latter of (a) the Management Incentive Unit holder’s termination date and (b) the 181st day following the initial acquisition of the Management Incentive Units by the Management Incentive Unit holder. The repurchased Management Incentive Units will be valued at fair market value as of the date that is 30 days prior to the date of the repurchase. However, if the fair market value is less than or equal to the participation threshold of the vested Management Incentive Units, the Management Incentive Units may be repurchased for no consideration.

On December 19, 2019, 3,518,096 Class B Units were issued to twelve recipients. The Company records compensation expense for the issued and outstanding Units based on the service condition reduced for actual forfeited Units. The Company recognizes compensation expense on a straight-line basis over the requisite service period of five years. Stock-based compensation for Management Incentive Units is measured based on the grant date fair value of the award. See Note 13 for further detail about compensation expenses related to Management Incentive Units.

w)	Acquisitions

The Company evaluates acquisitions of assets and other similar transactions to assess whether or not the transaction should be accounted for as a business combination or asset acquisition by first applying a screen test to determine if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. If the screen is met, the transaction is accounted for as an asset acquisition. If the screen is not met, further determination is required as to whether or not we have acquired inputs and processes that have the ability to create outputs which would meet the definition of a business. Significant judgment is required in the application of the screen test to determine whether an acquisition is a business combination or an acquisition of assets.

x)	Recently Adopted Accounting Pronouncements

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-15, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (“ASU 2018-15”), which clarifies the accounting for implementation costs in cloud computing arrangements. The guidance is effective for public business entities for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. For all other entities, for annual reporting periods beginning after December 15, 2020, and interim periods within annual periods beginning after December 15, 2021. The Company adopted ASU 2018-15 on January 1, 2021 and it did not have a material impact on the Company’s consolidated financial position, operating results or cash flows.

y)	Recently Issued Accounting Pronouncements

As an emerging growth company (“EGC”), the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act until such time the Company is no longer considered to be an EGC. The adoption dates discussed below reflect this election.

ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326)

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses: Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which changes the impairment model for most financial assets. The new model uses a forward-looking expected loss method, which will generally result in earlier recognition of allowances for losses. In November 2018, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, which clarifies that receivables arising from operating leases are not within the scope of Topic 326, Financial Instruments—Credit Losses. Instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842, Leases. In April 2019, the FASB issued ASU No. 2019- 04, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments, which clarifies treatment of certain credit losses. In May 2019, the FASB issued ASU No. 2019-05, Financial Instruments—Credit Losses (Topic 326): Targeted Transition Relief, which permits an entity, upon adoption of ASU 2016-13, to irrevocably elect the fair value option (on an instrument-by-instrument basis) for eligible financial assets measured at amortized cost basis. In November 2019, the FASB issued ASU No. 2019- 11, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, which included various narrow-scope improvements and clarifications. In November 2019, FASB issued ASU No. 2019-10, Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842). The guidance is effective for public business entities for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. For all other entities, for annual reporting periods beginning after December 15, 2022 and interim periods within those fiscal years. The Company will adopt this standard effective January 1, 2023. The Company is currently evaluating the impact this pronouncement will have on its consolidated financial statements.

ASU No. 2019-12, Income Taxes (Topic 740)

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740), which enhances and simplifies various aspects of the income tax accounting guidance, including requirements such as tax basis step-up in goodwill obtained in a transaction that is not a business combination, ownership changes in investments and interim-period accounting for enacted changes in tax law. The guidance is effective for public business entities for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. For all other entities, for annual reporting periods beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company will adopt this standard effective January 1, 2022. The Company is currently evaluating the impact this pronouncement will have on its consolidated financial statements.

2.	Summary of Significant Accounting Policies

a)	Basis of Presentation and Principles of Consolidation

The consolidated financial statements of the Company are prepared using the accrual basis method of accounting in accordance with accounting principles generally accepted in the United States of America. All intercompany transactions and balances have been eliminated in consolidation.

b)	Emerging Growth Company

Section 102(b)(1) of the Jumpstart Our Business Startups Act (“JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act of 1933, as amended (“Securities Act”) registration statement declared effective or do not have a class of securities registered under the Exchange Act of 1934, as amended) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to nonemerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s consolidated financial statement with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

c)	Use of Estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates, and such differences could be material to the Company’s consolidated financial position and results of operations, requiring adjustment to these balances in future periods. Significant items subject to such estimates and assumptions include, but are not limited to, the determination of the useful lives of long-lived assets, allowances for doubtful accounts, fair value of goodwill and long-lived assets, fair value of incentive awards, establishing standalone selling price, valuation of deferred tax assets, income tax uncertainties and other contingencies, including the Company’s ability to exercise its right to repurchase incentive options from terminated employees.

d)	Segment Information

The Company has determined that its Chief Executive Officer is its chief operating decision maker. The Company’s Chief Executive Officer reviews financial information presented on a consolidated basis for purposes of assessing performance and making decisions on how to allocate resources. Accordingly, the Company has determined that it operates in a single reportable segment.

e)	Foreign Currency Translation

The financial position and results of the Company’s international subsidiaries are measured using the local currency as the functional currency. Revenues and expenses have been translated into U.S. dollars at average exchange rates prevailing during the periods. Assets and liabilities have been translated at the rates of exchange on the balance sheet date. The resulting translation gain and loss adjustments are recorded directly as a separate component of stockholders’ equity (accumulated other comprehensive loss), unless there is a sale or complete liquidation of the underlying foreign investments, or the adjustment is inconsequential.

f)	Fair Value of Financial Instruments

The carrying amounts of the Company’s financial instruments, which include cash, cash equivalents and accounts receivable approximate their fair values due to their short maturities. Based on borrowing rates currently available to the Company for loans with similar terms, the carrying value of debt and capital lease obligations approximates fair value. The Company’s OBIP and VCIP accrued liability for awards deemed probable of repurchase is measured at fair value on a recurring basis and is classified as Level 3 within the fair value hierarchy.

g)	Liquidity and Capital Resources

LiveVox’s consolidated financial statements have been prepared assuming the Company will continue as a going concern for twelve (12) months from the date of issuance of the consolidated financial statements, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The Company’s main sources of liquidity were cash generated by operating cash flows and debt. For the years ended December 31, 2020, 2019 and 2018, the Company’s cash flow from operations was $1.1 million, $1.6 million, and $4.1 million, respectively. The increase in cash for the years ended December 31, 2020, 2019 and 2018 was $3.1 million, $1.1 million, and $12.4 million, respectively. The Company had restricted cash related to the holdback amount for the two acquisitions the Company made in 2019. The Company had $1.5 million as of December 31, 2020 and $1.6 million as of December 31, 2019, and $0 in restricted cash as of December 31, 2018, included in the change in cash. The Company’s primary use of cash is for operation and administrative activities including employee related expenses, and general, operating and overhead expenses. Future capital requirements will depend on many factors, including the Company’s customer growth rate, customer retention, timing and extent of development efforts, the expansion of sales and marketing activities, the introduction of new and enhanced services offerings, the continuing market acceptance of the Company’s services, effective integration of acquisition activities, and maintaining the Company’s bank credit facility. The ongoing COVID-19 pandemic, which has had a broad global impact, may have a material effect on the Company. On March 17, 2020, as a precautionary measure to ensure financial flexibility and maintain liquidity in response to the COVID-19 pandemic, LiveVox drew down approximately $4.7 million under the revolving portion of the Amended Credit Facility (as defined below). While the potential economic impact brought by, and the duration of, COVID-19 may be difficult to predict, a widespread pandemic could result in significant disruption of global financial markets, reducing the Company’s ability to access capital, which could in the future negatively affect the Company’s liquidity. In addition, the Company’s business, other business activities performed by third parties the Company relies upon and operations of the Company’s customers could be adversely affected by the effects of the recent COVID-19 pandemic. While the Company believes additional financing is available from its parent company, Golden Gate Capital, and will continue to be available to support current levels of operations, the Company believes it has sufficient financial resources for at least the next 12 months from the date of this report.

h)	Debt Discount and Issuance Costs

The Company’s debt issuance costs and debt discount are recorded as a direct reduction of the carrying amount of the debt liability and are amortized to interest expense over the contractual term of the term loan.

i)	Cash, cash equivalents and restricted cash

Cash and cash equivalents are stated at fair value. The Company considers all highly liquid investments with an original maturity of 90 days or less to be cash equivalents. The Company limits its credit risk associated with the cash and cash equivalents by placing investments with banks it believes are highly credit worthy. The Company has exposure to credit risk to the extent cash balances exceed amounts covered by Federal deposit insurance. At December 31, 2020 and December 31, 2019, the Company had no cash equivalents, and cash consisted of bank deposits. Restricted cash consists entirely of amounts held back from stockholders of the Company’s two acquired businesses for indemnifications of outstanding liabilities. Such amounts are retained temporarily for a period ranging from of 3.5 to 22.5 months and then remitted to the applicable stockholders; net of fees paid for indemnification liabilities. Since restricted cash amounts represent funds held for others, there is also a corresponding liability account. As of December 31, 2020, the Company has identified $1.5 million as restricted cash as management’s intention is to use this cash for the specific purpose of fulfilling the obligations associated with the holdback amount from a recent acquisition. As of December 31, 2019, the Company had $1.6 million in restricted cash.

j)	Accounts Receivable

Trade accounts receivable are stated net of any write-offs and the allowance for doubtful accounts, at the amount the Company expects to collect. The Company performs ongoing credit evaluations of its customers and generally does not require collateral unless a customer has previously defaulted. The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. Management considers the following factors when determining the collectability of specific customer accounts: aging of the account receivable, customer creditworthiness, past transaction history with the customer, current economic and industry trends, and changes in customer payment trends. If the financial condition of the Company’s customers were to deteriorate, adversely affecting their ability to make payments, additional allowances would be required. At December 31, 2020, 2019 and 2018, the allowance for doubtful accounts was $1.3 million, $1.0 million and $0.7 million, respectively. Accounts receivable are charged off against the allowance for doubtful accounts after all means of collection have been exhausted and the potential for recovery is considered remote. Recoveries of accounts receivable previously written off are recorded as income when received. There were no accounts receivable recoveries during the years ended December 31, 2020, 2019 and 2018. Bad debt expense recorded for the years ended December 31, 2020, 2019 and 2018 was $0.7 million, $0.3 million and $0.2 million, respectively. Accounts written off for the years ended December 31, 2020, 2019 and 2018 was $0.3 million, $0.3 million and $0.5 million, respectively.

k)	Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Expenditures for major renewals and betterments that extend the useful lives of property and equipment are capitalized. Expenditures for maintenance and repairs, including planned major maintenance activities, are charged to expense as incurred. When assets are retired or disposed, the asset’s original cost and related accumulated depreciation are eliminated from the accounts and any gain or loss is reflected in the consolidated statements of operations and comprehensive income (loss). Amortization expense on capitalized software is included in depreciation expense. Depreciation of leasehold improvements is recorded over the shorter of the estimated useful life of the leasehold improvement or lease terms that are reasonably assured.

Depreciation of property and equipment is provided using the straight-line method based on the following estimated useful lives:

Years
Computer equipment	3 - 5
Computer software	3
Furniture and fixtures	5 - 10
Leasehold improvements	5
Website development	2

l)	Identified Intangible Assets

On March 21, 2014, LiveVox, Inc. and subsidiaries were acquired by LiveVox Holdings, Inc. On October 16, 2019, the Company acquired the rights to certain assets of Teckst Inc. On December 16, 2019, the Company acquired the rights to Speech IQ, LLC. The acquisitions resulted in identified marketing-based, technology-based, customer-based and trademark-based intangible assets. The fair value of the identified assets was determined as of the date of the acquisition by management with the assistance of an independent valuation firm. The identified intangible assets are being amortized using the straight-line method based on the following estimated useful lives:

Years
Marketing-based	7
Technology-based	4 - 10
Customer-based	7 - 16
Trademark-based	4

m)	Goodwill

Goodwill represents the excess of the purchase price of acquired business over the fair value of the underlying net tangible and intangible assets. Through the year ended December 31, 2019, the Company performed its annual impairment review of goodwill at December 31, and when a triggering event occurs between annual impairment tests. In anticipation of the reporting requirements in connection with being a public company, the Company changed the date of its annual goodwill impairment test to October 1, effective for the year 2020.

During the years ended December 31, 2020, 2019 and 2018, no triggering events have occurred that would require an impairment review of goodwill outside of the required annual impairment review. Refer to Note 5 for more information.

In testing for goodwill impairment, the Company first assesses qualitative factors. If based on the qualitative assessment, it is determined that it is more likely than not that the fair value of the Company’s single reporting unit is less than its carrying amount, including goodwill, the Company will perform the quantitative impairment test in accordance with Accounting Standards Codification (“ASC”) 350-20-35, as amended by Accounting Standards Update (“ASU”) 2017-04, to determine if the fair value of the reporting unit exceeds its carrying amount. If the fair value is determined to be less than the carrying value, an impairment charge is recorded for the amount by which the reporting unit’s carrying amount exceeds its fair value, limited to the total amount of goodwill allocated to that reporting unit. No impairment charges were recorded during the years ended December 31, 2020, 2019 and 2018.

n)	Impairment of Long-Lived Assets

Long-lived assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the related carrying amount may not be recoverable. When required, impairment losses on assets to be held and used are recognized based on the fair value of the asset and long-lived assets to be disposed of are reported at the lower of the carrying amount or fair value. No impairment loss was recognized during the years ended December 31, 2020, 2019 and 2018.

o)	Amounts Due to Related Parties

In the ordinary course of business, the Company has and expects to continue to have transactions, including borrowings, with its stockholders and affiliates. Refer to Note 10 for more information.

p)	Concentration of Risk

Customer Concentration:

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and accounts receivable. Risks associated with cash are mitigated using what the Company considers creditworthy institutions. The Company performs ongoing credit evaluations of its customers’ financial condition. Substantially all the Company’s assets are in the United States. The Company’s customers are primarily in the receivables management, tele-sales and customer care industries.

During calendar year 2020, substantially all the Company’s revenue was generated in the United States. For the years ended December 31, 2020, 2019 and 2018, the Company did not have any customers that individually represented 10% or more of the Company’s total revenue or whose accounts receivable balance at December 31, 2020 and 2019 individually represented 10% or more of the Company’s total accounts receivable.

Supplier Concentration:

The Company relies on third parties for telecommunication, bandwidth, and co-location services that are included in cost of sales. At December 31, 2020, two vendors accounted for approximately 55% of the Company’s accounts payable. At December 31, 2019, one vendor accounted for approximately 14% of the Company’s accounts payable. No other single vendor exceeded 10% of the Company’s accounts payable in 2020 and 2019. The Company believes there could be a material impact on future operating results should a relationship with an existing supplier cease.

q)	Revenue Recognition

The Company recognizes revenue in accordance with U.S. generally accepted accounting principles, pursuant to the Financial Accounting Standards Board (“FASB”) ASC 606, Revenue from Contracts with Customers.

The Company derives substantially all of its revenues by providing cloud-based contact center voice products under a usage-based model, with prices calculated on a per-call or, more typically, a per-minute basis and contracted minimum usage in accordance with the terms of the underlying agreements. Other immaterial ancillary revenues are derived from call recording, local caller identification packages, performance/speech analytics, text messaging services and professional services billed monthly on primarily usage-based fees and to a lesser extent, fixed fees. Revenues are recognized when control of these services is transferred to our customers, in an amount that reflects the consideration we expect to be entitled to in exchange for those services excluding amounts collected on behalf of third parties such as sales taxes, which are collected on behalf of and remitted to governmental authorities based on local tax law.

We determine revenue recognition through the following steps:

a.	Identification of the contract, or contracts, with a customer;

b.	Identification of the performance obligations in the contract;

c.	Determination of the transaction price;

d.	Allocation of the transaction price to the performance obligations in the contract; and

e.	Recognition of revenue when, or as, the performance obligations are satisfied.

We enter into contracts that can include various combinations of services, each of which are distinct and accounted for as separate performance obligations. Our cloud-based contact center solutions typically include a promise to provide continuous access to our hosted technology platform solutions through one of our data centers. Arrangements with customers do not provide the customer with the right to take possession of the Company’s software platform at any time. Our performance obligations are satisfied over time as the customer simultaneously receives and consumes the benefits as we perform our services. Our contracts typically range from annual to three-year agreements with payment terms of net 10-60 days. As the services provided by the Company are generally billed monthly there is not a significant financing component in the Company’s arrangements.

The Company’s arrangements typically include monthly minimum usage commitments and specify the rate at which the customer must pay for actual usage above the monthly minimum. Additional usage in excess of contractual minimum commitments are deemed to be specific to the month that the usage occurs, since the minimum usage commitments reset at the beginning of each month. We have determined these arrangements meet the variable consideration allocation exception and therefore, we recognize contractual monthly commitments and any overages as revenue in the month they are earned.

The Company has service-level agreements with customers warranting defined levels of uptime reliability and performance. Customers may receive credits or refunds if the Company fails to meet such levels. If the services do not meet certain criteria, fees are subject to adjustment or refund representing a form of variable consideration. The Company records reductions to revenue for these estimated customer credits at the time the related revenue is recognized. These customer credits are estimated based on current and historical customer trends, and communications with its customers. Such customer credits have not been significant to date.

For contracts with multiple performance obligations, we allocate the contract price to each performance obligation based on its relative standalone selling price (SSP). We generally determine SSP based on the prices charged to customers. In instances where SSP is not directly observable, such as when we do not sell the service separately, we determine the SSP using information that generally includes market conditions or other observable inputs.

Professional services for configuration, system integration, optimization or education are billed on a fixed-price or on a time and material basis and are performed by the Company directly or, alternatively, customers may also choose to perform these services themselves or engage their own third-party service providers. Professional services revenue, which represents less than 1% of revenue, is recognized over time as the services are rendered.

Deferred revenues represent billings or payments received in advance of revenue recognition and are recognized upon transfer of control. Balances consist primarily of annual or multi-year minimum usage agreements not yet provided as of the balance sheet date. Deferred revenues that will be recognized during the succeeding twelve-month period are recorded as deferred revenues, current in the consolidated balance sheets, with the remainder recorded as deferred revenue, net of current in the Company’s consolidated balance sheets.

r)	Costs to Obtain Customer Contracts (Deferred Sales Commissions)

Sales commissions are paid for initial contracts and expansions of existing customer contracts. Sales commissions and related expenses are considered incremental and recoverable costs of acquiring customer contracts. These costs are capitalized and amortized on a straight-line basis over the anticipated period of benefit, which the Company has estimated to be five years. The Company determined the period of benefit by taking into consideration the length of the Company’s customer contracts, the customer attrition rate, the life of the technology provided and other factors. Amortization expense is recorded in sales and marketing expense within the Company’s consolidated statements of operations and comprehensive income (loss).

s)	Advertising

The Company expenses non-direct response advertising costs as they are incurred. There were no advertising costs capitalized during the years ended December 31, 2020, 2019 and 2018. Advertising expense for the years ended December 31, 2020, 2019 and 2018 was approximately $0.6 million, $0.4 million and $0.1 million, respectively. Advertising expense is included under “Sales and marketing expense” in the accompanying consolidated statements of operations and comprehensive income (loss).

t)	Research and Development Costs

Research and development costs, not related to the development of internal use software, are charged to operations as incurred. Research and development expenses primarily include payroll and employee benefit, consulting services, travel related, and software and support costs.

u)	Software Development Costs

The Company capitalizes costs of materials, consultants, payroll, and payroll-related costs of employees incurred in developing internal-use software after certain capitalization criteria are met and includes these costs in computer software. Refer to Note 4 for additional information. Software development costs are expensed as incurred until preliminary development efforts are successfully completed, management has authorized and committed project funding, and it is probable that the project will be completed and the software will be used as intended. To date, all software development costs have been charged to research and development expense in the accompanying consolidated statements of operations and comprehensive income (loss). There were no capitalized software development costs related to internal-use software during the years ended December 31, 2020, 2019 and 2018.

v)	Income Taxes

Deferred Taxes:

The Company accounts for income taxes using the asset and liability approach. Deferred tax assets and liabilities are recognized for the future tax consequences arising from the temporary differences between the tax basis of an asset or liability and its reported amount in the consolidated financial statements, as well as from net operating loss and tax credit carryforwards. Deferred tax amounts are determined by using the tax rates expected to be in effect when the taxes will be paid or refunds received, as provided for under currently enacted tax law. A valuation allowance is provided for deferred tax assets that, based on available evidence, are not expected to be realized. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

Uncertain Tax Positions:

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. The Company does not believe its consolidated financial statements include any uncertain tax positions. It is the Company’s policy to recognize interest and penalties accrued on any unrecognized tax benefit as a component of income tax expense.

Enactment of the Tax Cuts and Jobs Act in 2017 subjects a U.S. shareholder to current tax on global intangible low-taxed income (“GILTI”) earned by certain foreign subsidiaries. Under U.S. GAAP, an entity can make an accounting policy election to either recognize deferred taxes for temporary differences expected to reverse as GILTI in future years or provide for the tax expense related to GILTI resulting from those items in the year of the GILTI inclusion (i.e., as a period expense). The Company has elected to recognize the tax on GILTI as a period expense in the period of inclusion. As such, no deferred taxes are recorded on the Company’s temporary differences that might reverse as GILTI in future years.

w)	Employee and Non-Employee Incentive Plans

During 2014, the Company established two bonus incentive plans, the Value Creation Incentive Plan (which we refer to as the “VCIP”) and the Option-based Incentive Plan (which we refer to as the “OBIP”), pursuant to which eligible participants will receive a predetermined bonus based on the Company’s equity value at the time of a liquidity event, if the stockholder return associated with the liquidity event exceeds certain thresholds (as defined in the VCIP and OBIP). All of the Company’s executive officers and certain other key employees are eligible to participate in the VCIP and certain other employees are eligible to participate in the OBIP. Awards under the VCIP and OBIP are subject to both time-based and performance-based vesting conditions. Awards under the VCIP and OBIP generally time vest over 5 years and performance vest upon certain liquidity event conditions, subject to continued service through the vesting dates. Under the VCIP, the value at payoff is further adjusted based on the stockholder returns resulting from the liquidity event while the OBIP has a minimum stockholder return. For a portion of each award, the liquidity event condition can be met post termination of service, as long as the time-based vesting period has been completed. The awards under the VCIP and OBIP may be settled in cash or shares, depending on the nature of the underlying liquidity event. As of December 31, 2020, the total value of the incentive plans was $21.2 million, of which $13.7 million had met the time-based vesting condition. As of December 31, 2019, the total value of the incentive plans was $17.7 million, of which $10.5 million had met the time-based vesting condition. The VCIP is structured as a percentage of stockholder returns following a liquidity event for which 15% is allocated for distribution and, as of December 31, 2020, we have granted 9.3%, of which 5.7% have met the time-based vesting condition. As of December 31, 2019, we have granted 9.4%, of which 5.3% have met the time-based vesting condition. The OBIP has 2.0 million potential award units and we have granted 1.8 million award units as of December 31, 2020, of which 1.5 million have met the time-based vesting condition. As of December 31, 2019, we have granted 1.9 million award units of which 1.4 million have met the time-based vesting condition. For accounting purposes, the vested awards based on time-based conditions are not reflected as issued or outstanding in the accompanying consolidated statements of stockholders’ equity until the liquidity event is met. The Company also has an option to repurchase both awards at an amount deemed to be fair value for which the time-based vesting period has been completed, contingent on the employee’s termination of service. Because vesting and payment under the VCIP and OBIP is contingent upon a liquidity event, the Company will not record compensation expense until a liquidity event occurs or unless they are repurchased, in which case the Company has recorded compensation expense equal to the repurchase amount. The liability accrued for the two plans was $0.3 million as of December 31, 2020 and 2019 for the awards deemed probable of repurchase. The Company remeasures the awards’ fair value at each reporting period. These awards are reflected as Level 3 in the fair value table.

The fair value used by the Company has historically been determined by the LiveVox board of directors with assistance of management. The LiveVox board of directors has determined the fair value at each reporting period by considering a number of objective and subjective factors including important developments in the Company’s operations, valuations performed by an independent third party, actual results and financial performance, the conditions in the CCaaS industry and the economy in general, volatility of comparable public companies, among other factors.

During 2019, the LiveVox board of directors approved a one-time management liquidity program, in which certain executives with time-based vested VCIP awards were liquidated and paid out in cash. The Company has recorded this event as compensation expense within cost of revenue and operating expenses within the financial statements for the year ended December 31, 2019 in the amount of $8.7 million, of which $4.3 million is recorded in accrued bonuses and was paid out in fiscal 2020. There were no compensation expenses related to VCIPs in 2018.

On October 31, 2020, the Company amended the VCIP and OBIP to expand the definition of a liquidity event to include a transaction where the Company merges with a special purpose acquisition company (which we refer to as a “SPAC”). In the event the Company merges with a SPAC, the vested VCIPs and OBIPs can be settled in cash, shares of the SPAC or a combination of both, at the sole discretion of the Company.

During 2020 and 2019, the Company repurchased in cash a portion of time-based vested OBIPs and VCIPs from terminated employees at an amount deemed to be fair value. These transactions were recorded within the Company’s consolidated financial statements within cost of revenue and operating expenses as compensation expense for the years ended December 31, 2020 and 2019 in the amounts of $0.8 million and $0.1 million, respectively. There were no compensation expenses related to repurchases in 2018.

During 2019, LiveVox TopCo established a Management Incentive Unit program whereby the LiveVox board of directors has the power and discretion to approve the issuance of Class B Units that represent management incentive units (which we call “Management Incentive Units” or “MIU” or the “Units”) to any manager, director, employee, officer or consultant of the Company or its subsidiaries. Vesting begins on the date of issuance, and the Management Incentive Units vest ratably over five years with 20% of the Management Incentive Units vesting on the first anniversary of a specified vesting commencement date, and then quarterly thereafter, subject to the grantee’s continued employment with the Company on the applicable vesting date. Vesting of the Management Incentive Units will accelerate upon consummation of a “sale of the company,” which is defined by the LiveVox TopCo limited liability company agreement as (i) the sale or transfer of all or substantially all of the assets of LiveVox TopCo on a consolidated basis or (ii) any direct or indirect sale or transfer of a majority of interests in LiveVox TopCo and its subsidiaries on a consolidated basis, as a result of any party other than certain affiliates of Golden Gate Capital obtaining voting power to elect the majority of LiveVox TopCo’s governing body. Since the aforementioned SPAC does not meet the limited liability company agreement’s definition of a sale, it would not cause acceleration in vesting of the unvested Units and the Units will continue to vest based on the service condition.

If a Management Incentive Unit holder terminates employment, any vested Management Incentive Units as of the termination date will be subject to a repurchase option held by LiveVox TopCo or funds affiliated with Golden Gate Capital. The option to repurchase can be exercised for one year beginning on the latter of (a) the Management Incentive Unit holder’s termination date and (b) the 181st day following the initial acquisition of the Management Incentive Units by the Management Incentive Unit holder. The repurchased Management Incentive Units will be valued at fair market value as of the date that is 30 days prior to the date of the repurchase. However, if the fair market value is less than or equal to the participation threshold of the vested Management Incentive Units, the Management Incentive Units may be repurchased for no consideration.

On December 19, 2019, 3,518,096 Class B Units were issued to twelve recipients. The Company records compensation expense for the issued and outstanding Units based on the service condition reduced for actual forfeited Units. The Company recognizes compensation expense on a straight-line basis over the requisite service period of five years. For the year ended December 31, 2020, $0.6 million of stock-based compensation expense related to the Management Incentive Units has been recorded in the Company’s statement of operations. For the year ended December 31, 2019, stock-based compensation expense related to the Management Incentive Units was immaterial. As of December 31, 2020, unrecognized stock-based compensation expense was approximately $2.2 million to be amortized over 5 years. Stock-based compensation for Management Incentive Units is measured based on the grant date fair value of the award.

x)	Recently Adopted Accounting Pronouncements

In March 2016, the FASB issued ASU No. 2016-09, Compensation-Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. This ASU simplifies several aspects of the accounting for share-based payment transactions, including the accounting for income taxes, forfeitures, and statutory tax withholding requirements, as well as classification in the statement of cash flows. The Company adopted the standard on January 1, 2020 with the implementation of the Management Incentive Unit plan. The Company recorded compensation expense of $0.6 million and $0 for the years ended December 31, 2020 and 2019 for the issued and outstanding units, respectively.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e. lessees and lessors). The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease, respectively. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Accounting Standards Codification (“ASC 842”) provides a lessee with an option to not account for leases with a term of 12 month or less as leases in the scope of ASC 842. The Company elected the available practical expedients to enable the preparation of financial information upon adoption. Therefore, the Company did not reassess prior conclusions on whether contracts are or contain a lease, lease classification, and initial direct costs. The Company did not use hindsight when determining the lease term. The adoption of ASC 842 resulted in the recognition of operating lease liabilities of $4.7 million and operating lease right-of-use, or ROU, assets of $4.0 million, net of deferred rent. The Company’s accounting for finance leases remained substantially unchanged. See Note 7 for more information.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820) – Changes to the Disclosure Requirements for Fair Value Measurement. The ASU eliminates certain disclosure requirements for fair value measurements for all entities and modifies some disclosure requirements. This ASU is effective for the Company’s fiscal year beginning after December 15, 2019, with early adoption permitted. The Company adopted the standard on January 1, 2020. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

y)	Recently Issued Accounting Pronouncements

As an emerging growth company (“EGC”), the JOBS Act allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act until such time the Company is no longer considered to be an EGC. The adoption dates discussed below reflect this election.

ASU 2018-15—Intangibles—Goodwill and Other—Internal Use Software (Subtopic 350-40)

In August 2018, the FASB issued ASU 2018-15, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (“ASU 2018-15”), which clarifies the accounting for implementation costs in cloud computing arrangements. The guidance is effective for public business entities for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. For all other entities, for annual reporting periods beginning after December 15, 2020, and interim periods within annual periods beginning after December 15, 2021. The Company will adopt this standard effective January 1, 2021. The Company does not expect the adoption of ASU 2018-15 to have a material impact on the Company’s financial position and results of operations.

ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326)

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses: Measurement of Credit Losses on Financial Instruments, which changes the impairment model for most financial assets. The new model uses a forward-looking expected loss method, which will generally result in earlier recognition of allowances for losses. In November 2018, the FASB issued ASU 2018-19, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, which clarifies that receivables arising from operating leases are not within the scope of Topic 326, Financial Instruments—Credit Losses. Instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842, Leases. In April 2019, the FASB issued ASU 2019- 04, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments, which clarifies treatment of certain credit losses. In May 2019, the FASB issued ASU 2019-05, Financial Instruments—Credit Losses (Topic 326): Targeted Transition Relief, which permits an entity, upon adoption of ASU 2016-13, to irrevocably elect the fair value option (on an instrument-by-instrument basis) for eligible financial assets measured at amortized cost basis. In November 2019, the FASB issued ASU 2019-11, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, which included various narrow-scope improvements and clarifications. In November 2019, FASB issued ASU No. 2019-10, Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842). The guidance is effective for public business entities for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. For all other entities, for annual reporting periods beginning after December 15, 2022 and interim periods within those fiscal years. The Company will adopt this standard effective January 1, 2023. The Company is currently evaluating the impact this pronouncement will have on its consolidated financial statements.

ASU No. 2019-12, Income Taxes (Topic 740)

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740), which enhances and simplifies various aspects of the income tax accounting guidance, including requirements such as tax basis step-up in goodwill obtained in a transaction that is not a business combination, ownership changes in investments and interim-period accounting for enacted changes in tax law. The guidance is effective for public business entities for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. For all other entities, for annual reporting periods beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company will adopt this standard effective January 1, 2022. The Company is currently evaluating the impact this pronouncement will have on its consolidated financial statements.

Crescent Acquisition Corp
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared on the accrual basis of accounting in conformity with United States generally accepted accounting principles (“U.S. GAAP”) for interim financial information and pursuant to the rules and regulations of the SEC. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP. In the opinion of management, the unaudited condensed consolidated financial statements reflect all adjustments and reclassifications, which include only normal recurring adjustments necessary for the fair statement of the balances and results for the periods presented. Operating results for the three months ended March 31, 2021 are not necessarily indicative of the results that may be expected through December 31, 2021. These accompanying unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in the 2020 Form 10-K/A filed by the Company with the SEC on May 6, 2021.

Principles of Consolidation

The condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Function Acquisition I Corp and Function Acquisition II LLC, since their formation. All material intercompany balances and transactions have been eliminated.

Emerging Growth Company

Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended, or the “Exchange Act”) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s condensed consolidated financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Net Income (Loss) Per Share

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” Net income per share is computed by dividing net income applicable to common stockholders by the weighted average number of shares of common stock outstanding for the period. The Company has not considered the effect of the warrants sold in the Initial Public Offering and Private Placement Warrants (as defined in Note 4) to purchase an aggregate of 19,500,000 shares of Class A common stock in the calculation of diluted earnings per share, since their inclusion would be anti-dilutive under the treasury stock method. As a result, diluted earnings per share is the same as basic earnings per share for the periods presented.

The Company’s accompanying condensed consolidated statements of operations includes a presentation of income per share for common stock subject to redemption in a manner similar to the two-class method of income per share. For the three ended March 31, 2021 and 2020, net income per share, basic and diluted, for Class A common stock is calculated by dividing the investment income earned on the Trust Account of $6,253 and $833,931, respectively, net of applicable income and franchise taxes of $50,825 and $269,391, respectively, by the weighted average number of shares of Class A common stock outstanding of 24,994,153 and 25,000,000, respectively. Net loss per share, basic and diluted, for Class F common stock is calculated by dividing the net income, less income attributable to Class A common stock, the change in the fair value of the Warrant liability (as defined in Note 3), the change in the fair value of the Forward Purchase Agreement liability, the initial classification of the Forward Purchase Agreement liability, the offering cost associated with Warrants (as defined in Note 3) recorded as liabilities and the loss on sale of Private Placement Warrants (as defined in Note 4), by the weighted average number of shares of Class F common stock outstanding for the period.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash accounts in a financial institution which, at times, may exceed the federal depository insurance coverage of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of March 31, 2021 and December 31, 2020.

Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under FASB ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), approximates the carrying amounts represented in the accompanying condensed consolidated balance sheets.

Use of Estimates

The preparation of the condensed consolidated financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the condensed consolidated financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

Offering Costs

The Company complies with the requirements of FASB ASC 340-10-S99-1 and SEC Staff Accounting Bulletin Topic 5A—“Expenses of Offering.” Offering costs consist of costs incurred in connection with formation and preparation for the Initial Public Offering. Offering costs were allocated on a relative fair value basis between stockholders’ equity and expense. The portion of offering costs allocated to the Public Warrants (as defined in Note 3) and Private Placement Warrants (as defined in Note 4) has been charged to expense. The portion of offering costs allocated to the Class A common stock has been charged to stockholders’ equity.

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under FASB ASC 740, “Income Taxes” (“ASC 740”). Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the condensed consolidated financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. As of March 31, 2021 and December 31, 2020, there were no unrecognized tax benefits. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. As of March 31, 2021 and December 31, 2020, no amounts were accrued for the payment of interest and penalties. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

As of March 31, 2021 and December 31, 2020, the Company had deferred tax assets of $1,036,683 and $885,206, respectively, which had a full valuation allowance recorded against them.

The Company’s current taxable income (loss) primarily consists of interest income on the Trust Account which is offset by deductible franchise taxes. The Company’s general and administrative costs are generally considered to be start-up costs and are not currently deductible. During the three months ended March 31, 2021 and 2020, the Company recorded income tax expense of $825 and $219,391, respectively, primarily related to interest income earned on the Trust Account. For the three months ended March 31, 2021 and 2020, the Company’s effective tax rate was 0.01% and 22.08%, respectively, which differs from the expected income tax rate due to the start-up costs which are not currently deductible as well as the change in the fair value of the Warrants (as defined in Note 3) and Forward Purchase Agreement (as defined in Note 4).

Class A Common Stock Subject to Possible Redemption

The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in ASC 480. Shares of Class A common stock subject to mandatory redemption are classified as a liability instrument and are measured at fair value. Conditionally redeemable Class A common stock (including Class A common stock that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, shares of Class A common stock are classified as stockholders’ equity. The Company’s Class A common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. The Company recognizes changes in redemption value immediately as they occur and will adjust the carrying value of the security to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable Class A common stock will be affected by charges against additional paid-in capital. Accordingly, as of March 31, 2021 and December 31, 2020, 20,569,754 and 19,942,298, respectively, of the Public Shares were classified outside of permanent equity.

Warrant and Forward Purchase Agreement Liability

The Company accounts for the Warrants (as defined in Note 3) and Forward Purchase Agreement (as defined in Note 4) issued in connection with the Company’s initial public offering in accordance with FASB ASC 815-40, “Contracts in Entity’s Own Equity” (“ASC 815-40”), under which the Warrants and the Forward Purchase Agreement do not meet the criteria for equity classification and must be recorded as liabilities. As the Warrants and Forward Purchase Agreement meet the definition of a derivative as contemplated in ASC 815, the Warrants and the Forward Purchase Agreement are measured at fair value at inception and at each reporting date in accordance with ASC 820, with changes in fair value recognized in the condensed consolidated statement of operations in the period of change

Recent Accounting Pronouncements

The Company’s management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s accompanying condensed consolidated financial statements.

3. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying consolidated financial statements have been prepared on the accrual basis of accounting in conformity with United States generally accepted accounting principles (“U.S. GAAP”) and pursuant to the rules and regulations of the SEC. The financial statements reflect all adjustments and reclassifications that, in the opinion of management, are necessary for the fair presentation of the Company’s results of operations and financial condition as of and for the periods presented.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Function Acquisition I Corp and Function Acquisition II LLC, since their formation. All material intercompany balances and transactions have been eliminated.

Emerging Growth Company

Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended, or the “Exchange Act”) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s consolidated financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Net Income (Loss) Per Share

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” Net income per share is computed by dividing net income applicable to common stockholders by the weighted average number of shares of common stock outstanding for the period. The Company has not considered the effect of the warrants sold in the Initial Public Offering and Private Placement Warrants (as defined in Note 4) to purchase an aggregate of 19,500,000 shares of Class A common stock in the calculation of diluted earnings per share, since their inclusion would be anti-dilutive under the treasury stock method. As a result, diluted earnings per share is the same as basic earnings per share for the periods presented.

The Company’s accompanying consolidated statements of operations includes a presentation of income per share for common stock subject to redemption in a manner similar to the two-class method of income per share. For the year ended December 31, 2020, net income per share, basic and diluted, for Class A common stock is calculated by dividing the investment income earned on the Trust Account of $910,070, net of applicable income and franchise taxes of $336,730, by the weighted average number of shares of Class A common stock outstanding of 25,000,000. For the year ended December 31, 2019, net income per share, basic and diluted, for Class A common stock is calculated by dividing the investment income earned on the Trust Account of $4,472,458, net of applicable income and franchise taxes of $1,395,607, by the weighted average number of shares of Class A common stock outstanding of 25,000,000. Net loss per share, basic and diluted, for Class F common stock is calculated by dividing the net income, less income attributable to Class A common stock, the change in the fair value of the Warrant liability, the change in the fair value of the Forward Purchase Agreement liability, the initial classification of the Forward Purchase Agreement liability, the offering cost associated with Warrants recorded as liabilities and the loss on sale of Private Placement Warrants, by the weighted average number of shares of Class F common stock outstanding for the period

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash accounts in a financial institution which, at times, may exceed the federal depository insurance coverage of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Cash and cash equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2020 and 2019.

Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under FASB ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), approximates the carrying amounts represented in the accompanying consolidated balance sheets.

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

Offering Costs

The Company complies with the requirements of FASB ASC 340-10-S99-1 and SEC Staff Accounting Bulletin Topic 5A—“Expenses of Offering.” Offering costs consist of costs incurred in connection with formation and preparation for the Initial Public Offering. Offering costs were allocated on a relative fair value basis between stockholders’ equity and expense. The portion of offering costs allocated to the Public Warrants and Private Placement Warrants has been charged to expense. The portion of offering costs allocated to the Class A common stock has been charged to stockholders’ equity. On March 12, 2019, offering costs totaled $14,653,147 (consisting of $5,000,000 of underwriting fees, $8,750,000 of deferred underwriting fees and $903,147 of other offering costs), of which $1,465,314 was charged to expense and $13,187,833 was charged to stockholders’ equity.

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under FASB ASC 740, “Income Taxes” (“ASC 740”). Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the consolidated financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. As of December 31, 2020 and 2019, there were no unrecognized tax benefits. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. As of December 31, 2020 and 2019, no amounts were accrued for the payment of interest and penalties. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

As of December 31, 2020 and 2019, the Company had deferred tax assets of $885,206 and $70,106, respectively, which had a full valuation allowance recorded against them.

The Company’s current taxable income primarily consists of interest income on the Trust Account. The Company’s general and administrative costs are generally considered to be start-up costs and are not currently deductible. During the years ended December 31, 2020 and 2019, the Company recorded income tax expense of $136,730 and $1,195,607, respectively, primarily related to interest income earned on the Trust Account. For the years ended December 31, 2020 and 2019, the Company’s effective tax rate was (0.81)% and 8.90%, respectively, which differs from the expected income tax rate due to the start-up costs which are not currently deductible.

Class A Common Stock Subject to Possible Redemption

The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in ASC 480. Shares of Class A common stock subject to mandatory redemption are classified as a liability instrument and are measured at fair value. Conditionally redeemable Class A common stock (including Class A common stock that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, shares of Class A common stock are classified as stockholders’ equity. The Company’s Class A common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. The Company recognizes changes in redemption value immediately as they occur and will adjust the carrying value of the security to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable Class A common stock will be affected by charges against additional paid-in capital. Accordingly, as of December 31, 2020 and 2019, 19,942,298 and 21,670,845, respectively, of the 25,000,000 Public Shares were classified outside of permanent equity.

Warrant and Forward Purchase Agreement Liability

The Company accounts for the Warrants and Forward Purchase Agreement issued in connection with our initial public offering in accordance with ASC 815-40, under which the Warrants and the Forward Purchase Agreement do not meet the criteria for equity classification and must be recorded as liabilities. As the Warrants and Forward Purchase Agreement meet the definition of a derivative as contemplated in ASC 815, the Warrants and the Forward Purchase Agreement are measured at fair value at inception and at each reporting date in accordance with ASC 820, with changes in fair value recognized in the statement of operations in the period of change.

Recent Accounting Pronouncements

The Company’s management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s accompanying consolidated financial statements.